Financial instruments - Classes of financial assets instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Asset [abstract]
Noncurrent Derivative Financial Assets	$ 1,365		$ 1,032
Non-current financial investments	3,600		2,455
Prepayments and financial receivables	1,214	$ 1,085	1,033
Trade and other receivables	8,233	$ 9,043	8,998
Current Derivative Financial Assets	578		318
Current financial investments	7,426		7,041
Cash and cash equivalents	5,177		7,556	$ 4,390	$ 5,090
Total	27,593		28,433
Non-financial assets [member]
Asset [abstract]
Noncurrent Derivative Financial Assets	0		0
Non-current financial investments	0		0
Prepayments and financial receivables	157		179
Trade and other receivables	859		510
Current Derivative Financial Assets	0		0
Current financial investments	0		0
Cash and cash equivalents	0		0
Total	1,016		689
Amortised cost [member]
Asset [abstract]
Noncurrent Derivative Financial Assets	0		0
Non-current financial investments	167		90
Prepayments and financial receivables	1,057		854
Trade and other receivables	7,374		8,488
Current Derivative Financial Assets	0		0
Current financial investments	7,050		6,145
Cash and cash equivalents	4,478		5,301
Total	20,125		20,878
Financial assets at fair value through profit or loss, category [member]
Asset [abstract]
Noncurrent Derivative Financial Assets	1,365		1,032
Non-current financial investments	3,433		2,365
Prepayments and financial receivables	0		0
Trade and other receivables	0		0
Current Derivative Financial Assets	578		318
Current financial investments	377		896
Cash and cash equivalents	700		2,255
Total	$ 6,452		$ 6,866